American Century Investments®
Quarterly Portfolio Holdings
Avantis® All Equity Markets ETF (AVGE)
May 31, 2025

Avantis All Equity Markets ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 69.6%
Avantis Real Estate ETF	335,323	14,834,689
Avantis U.S. Equity ETF	2,384,277	229,605,779
Avantis U.S. Large Cap Value ETF	1,177,801	77,357,970
Avantis U.S. Mid Cap Equity ETF(2)	114,192	7,310,572
Avantis U.S. Mid Cap Value ETF	115,667	7,295,118
Avantis U.S. Small Cap Equity ETF	335,717	16,581,063
Avantis U.S. Small Cap Value ETF	208,385	18,364,970
		371,350,161
International Equity Funds — 30.3%
Avantis Emerging Markets Equity ETF	516,576	33,221,002
Avantis Emerging Markets Small Cap Equity ETF(2)	92,675	5,289,676
Avantis Emerging Markets Value ETF(2)	374,607	19,033,782
Avantis International Equity ETF	838,485	61,100,402
Avantis International Large Cap Value ETF	492,586	30,392,556
Avantis International Small Cap Equity ETF(2)	96,567	5,801,272
Avantis International Small Cap Value ETF	86,252	6,674,180
		161,512,870
TOTAL UNDERLYING FUNDS (Cost $453,695,132)		532,863,031
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	491,710	491,710
State Street Navigator Securities Lending Government Money Market Portfolio(3)	733,674	733,674
TOTAL SHORT-TERM INVESTMENTS (Cost $1,225,384)		1,225,384
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $454,920,516)		534,088,415
OTHER ASSETS AND LIABILITIES — (0.1)%		(740,279)
TOTAL NET ASSETS — 100.0%		$533,348,136

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $747,906. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $765,408, which includes securities collateral of $31,734.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of Avantis exchange-traded funds (the underlying funds). The underlying funds represent a broadly diversified basket of equity securities. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended May 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis Real Estate ETF	$12,396	$3,266	$299	$(528)	$14,835	335	$44	$376
Avantis U.S. Equity ETF	182,684	47,055	3,768	3,635	229,606	2,384	1,847	2,003
Avantis U.S. Large Cap Value ETF	62,322	16,407	1,345	(26)	77,358	1,178	568	864
Avantis U.S. Mid Cap Equity ETF(2)	5,185	2,179	125	72	7,311	114	36	49
Avantis U.S. Mid Cap Value ETF	5,204	2,236	125	(20)	7,295	116	37	61
Avantis U.S. Small Cap Equity ETF	14,684	3,826	328	(1,601)	16,581	336	94	133
Avantis U.S. Small Cap Value ETF	16,476	3,812	350	(1,573)	18,365	208	121	211
Avantis Emerging Markets Equity ETF	25,383	7,026	561	1,373	33,221	517	187	570
Avantis Emerging Markets Small Cap Equity ETF(2)	4,188	1,079	111	134	5,290	93	7	103
Avantis Emerging Markets Value ETF(2)	15,276	3,588	342	512	19,034	375	87	460
Avantis International Equity ETF	43,671	12,917	957	5,469	61,100	838	353	612
Avantis International Large Cap Value ETF	21,816	6,082	475	2,969	30,392	493	179	276
Avantis International Small Cap Equity ETF(2)	4,263	1,162	107	483	5,801	97	15	64
Avantis International Small Cap Value ETF	4,930	1,159	99	684	6,674	86	40	122
	$418,478	$111,794	$8,992	$11,583	$532,863	7,170	$3,615	$5,904
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.